U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

March 1, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Kinetics Mutual Funds, Inc. (the “Company”)
Post-Effective Amendment (“PEA”) No. 36 for the Company (“Registration Statement”) (File Nos. 333-78275; 811-09303)

Dear Ms. Stirling:

Attached for filing, on behalf of the Company, is Post-Effective Amendment No. 36 to the Company’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 37 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of conforming the Company’s Prospectuses for its series, the Internet Fund, the Global Fund, the Paradigm Fund, the Medical Fund, the Small Cap Opportunities Fund, the Market Opportunities Fund, the Water Infrastructure Fund, the Multi-Disciplinary Fund, the Tactical Paradigm Fund and the Kinetics Government Money Market Fund, to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing shall become effective 60 days after filing.  At or before the 60-day effective date, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2009, incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC